Cash Flow Statements Reconciliation - Summary of Cash Flow Statements Reconciliation (Details) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Reconciliation to cash at the end of the year
Cash at bank and in hand		$ 172,471,346	$ 89,188,713	$ 44,631,293
Cash and cash equivalents		172,471,346	89,188,713	44,631,293	$ 118,193,177
(b) Reconciliation of net loss after tax to net cash flows from operations
Net loss for the year		(220,242,105)	(142,521,085)	(92,817,371)
Adjustments for:
Income tax benefit recognized in profit or loss		(9,412,196)	(5,926,350)	(6,299,286)
Net loss of disposal of non-current assets				169
Depreciation of non-current assets		18,799	17,001	11,917
Depreciation of right-of-use assets		84,226	84,226	66,465
Interest expense on DFA* ( includes amounts owed to related party $24,698,653 (2023: $13,462,160))		30,263,042	13,462,160	0
Gain on remeasurement of financial liability - DFA	[1]	(387,284)	(12,302,160)	0
Fair value loss on Investor options		11,223,535		0
Share-based payments		5,084,613	5,834,686	5,251,572
Net exchange differences		107,001	489,137	2,813,993
Adjustments to reconcile profit (loss)		36,981,736	1,658,700	1,844,830
Changes in:
Payables		19,502,925	7,296,785	8,511,607
Receivables		(789,837)	378,896	307,618
Prepayments		(1,675,274)	6,142,284	5,730,207
Provisions		266,694	136,755	115,259
Net cash flows used in operating activities before tax		(165,955,861)	(126,907,665)	(76,307,850)
R&D tax incentive received		5,926,350	6,299,286	4,972,898
Current US tax paid		(985,843)		0
Net cash flows used in operating activities		$ (161,015,354)	$ (120,608,379)	$ (71,334,952)

[1]	In the current year, the description of this amount has been changed as described in Note 13.